FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Hierarchy Measurements of Financial Instruments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Available-for-sale fixed maturity securities, at fair value	$ 18,777,000,000	$ 16,316,000,000
Equity securities	3,663,000,000	1,253,000,000
Short-term investments	3,115,000,000	2,402,000,000
Reinsurance funds withheld – embedded derivative	7,248,000,000	5,812,000,000
Separate account assets	1,189,000,000	1,045,000,000	$ 0
Financial liabilities
Policyholders’ account balances – embedded derivative	232,000,000	181,000,000
Market risk benefit	89,000,000	124,000,000
Derivative liabilities	114,000,000	55,000,000
Funds withheld liabilities	7,762,000,000	5,833,000,000
Separate account liabilities	1,189,000,000	1,045,000,000	$ 0
U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities, at fair value	497,000,000	110,000,000
U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities, at fair value	670,000,000	855,000,000
Foreign governments
Financial assets
Available-for-sale fixed maturity securities, at fair value	614,000,000	318,000,000
Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	14,592,000,000	13,255,000,000
Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	376,000,000	127,000,000
Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	726,000,000	408,000,000
Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	1,302,000,000	1,243,000,000
Total Fair Value
Financial assets
Available-for-sale fixed maturity securities, at fair value	18,777,000,000	16,316,000,000
Equity securities	3,239,000,000	1,253,000,000
Short-term investments	3,115,000,000	2,402,000,000
Derivative assets	116,000,000	44,000,000
Separately managed accounts	105,000,000	127,000,000
Reinsurance funds withheld – embedded derivative		154,000,000
Other	46,000,000
Reinsurance funds withheld – embedded derivative	(46,000,000)
Separate account assets	1,163,000,000	1,012,000,000
Total financial assets	26,515,000,000	21,308,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	1,104,000,000	907,000,000
Market risk benefit	89,000,000	124,000,000
Derivative liabilities	12,000,000	38,000,000
Funds withheld liabilities	83,000,000	10,000,000
Separate account liabilities	1,163,000,000	1,012,000,000
Total financial liabilities	2,451,000,000	2,091,000,000
Total Fair Value | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities, at fair value	497,000,000	110,000,000
Total Fair Value | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities, at fair value	670,000,000	855,000,000
Total Fair Value | Foreign governments
Financial assets
Available-for-sale fixed maturity securities, at fair value	614,000,000	318,000,000
Total Fair Value | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	14,592,000,000	13,491,000,000
Total Fair Value | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	376,000,000	127,000,000
Total Fair Value | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	726,000,000	408,000,000
Total Fair Value | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	1,302,000,000	1,007,000,000
Total Fair Value | Common stock
Financial assets
Equity securities	3,073,000,000	1,156,000,000
Total Fair Value | Preferred stock
Financial assets
Equity securities	121,000,000	75,000,000
Total Fair Value | Private equity and other
Financial assets
Equity securities	45,000,000	22,000,000
Level 1
Financial assets
Available-for-sale fixed maturity securities, at fair value	442,000,000	40,000,000
Equity securities	2,719,000,000	1,025,000,000
Short-term investments	1,948,000,000	1,160,000,000
Derivative assets	0	0
Separately managed accounts	0	0
Reinsurance funds withheld – embedded derivative		0
Other	0
Reinsurance funds withheld – embedded derivative	0
Separate account assets	405,000,000	313,000,000
Total financial assets	5,514,000,000	2,538,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	0	0
Market risk benefit	0	0
Derivative liabilities	8,000,000	25,000,000
Funds withheld liabilities	0	0
Separate account liabilities	405,000,000	313,000,000
Total financial liabilities	413,000,000	338,000,000
Level 1 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities, at fair value	442,000,000	40,000,000
Level 1 | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 1 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 1 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 1 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 1 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 1 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 1 | Common stock
Financial assets
Equity securities	2,682,000,000	989,000,000
Level 1 | Preferred stock
Financial assets
Equity securities	37,000,000	36,000,000
Level 1 | Private equity and other
Financial assets
Equity securities	0	0
Level 2
Financial assets
Available-for-sale fixed maturity securities, at fair value	15,686,000,000	15,384,000,000
Equity securities	0	0
Short-term investments	40,000,000	0
Derivative assets	115,000,000	43,000,000
Separately managed accounts	0	0
Reinsurance funds withheld – embedded derivative		0
Other	0
Reinsurance funds withheld – embedded derivative	0
Separate account assets	758,000,000	699,000,000
Total financial assets	16,599,000,000	16,126,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	232,000,000	181,000,000
Market risk benefit	0	0
Derivative liabilities	4,000,000	13,000,000
Funds withheld liabilities	83,000,000	10,000,000
Separate account liabilities	758,000,000	699,000,000
Total financial liabilities	1,077,000,000	903,000,000
Level 2 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities, at fair value	55,000,000	70,000,000
Level 2 | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities, at fair value	670,000,000	855,000,000
Level 2 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities, at fair value	614,000,000	318,000,000
Level 2 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	12,314,000,000	13,045,000,000
Level 2 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	376,000,000	127,000,000
Level 2 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	696,000,000	408,000,000
Level 2 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	961,000,000	561,000,000
Level 2 | Common stock
Financial assets
Equity securities	0	0
Level 2 | Preferred stock
Financial assets
Equity securities	0	0
Level 2 | Private equity and other
Financial assets
Equity securities	0	0
Level 3
Financial assets
Available-for-sale fixed maturity securities, at fair value	2,649,000,000	892,000,000
Equity securities	520,000,000	228,000,000
Short-term investments	1,127,000,000	1,242,000,000
Derivative assets	1,000,000	1,000,000
Separately managed accounts	105,000,000	127,000,000
Reinsurance funds withheld – embedded derivative		154,000,000
Other	46,000,000
Reinsurance funds withheld – embedded derivative	(46,000,000)
Separate account assets	0	0
Total financial assets	4,402,000,000	2,644,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	872,000,000	726,000,000
Market risk benefit	89,000,000	124,000,000
Derivative liabilities	0	0
Funds withheld liabilities	0	0
Separate account liabilities	0	0
Total financial liabilities	961,000,000	850,000,000
Level 3 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 3 | U.S. states and political subdivisions
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 3 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 3 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	2,278,000,000	446,000,000
Level 3 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	0	0
Level 3 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	30,000,000	0
Level 3 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities, at fair value	341,000,000	446,000,000
Level 3 | Common stock
Financial assets
Equity securities	391,000,000	167,000,000
Level 3 | Preferred stock
Financial assets
Equity securities	84,000,000	39,000,000
Level 3 | Private equity and other
Financial assets
Equity securities	$ 45,000,000	$ 22,000,000